Fair Value Measurements - Schedule of Fair Value of the Level 3 Assets and Liabilities by Major Contract Type (All Related to Commodity Contracts) and the Significant Unobservable Inputs Used in the Valuations (Detail)
$ in Millions
		9 Months Ended	12 Months Ended
		Sep. 30, 2017 USD ($) $ / MWh $ / Mega_Watt	Dec. 31, 2016 USD ($) $ / MWh	Dec. 31, 2015 USD ($) $ / MWh
Successor | Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	[1]	$ 182	$ 98
Liabilities	[1]	(25)	(15)
Derivative Assets (Liabilities), at Fair Value, Net	[1]	157	83
Successor | Electricity purchases and sales [Member] | Valuation Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	[1]	101	32
Liabilities	[1]	(8)	0
Derivative Assets (Liabilities), at Fair Value, Net	[1]	$ 93	$ 32
Successor | Electricity purchases and sales [Member] | Valuation Model [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Hourly price curve shape (in usd per MWh) | $ / MWh	[1],[2],[3]	35	35
Fair Value Inputs Illiquid Delivery Periods For ERCOT Hub Power Prices And Heat Rates | $ / MWh	[1],[3],[4]	60	70
Successor | Electricity purchases and sales [Member] | Valuation Model [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Hourly price curve shape (in usd per MWh)	[1],[2],[3]	0	0
Fair Value Inputs Illiquid Delivery Periods For ERCOT Hub Power Prices And Heat Rates | $ / MWh	[1],[3],[4]	20	30
Successor | Electricity options [Member] | Option Pricing Model Valuation Technique [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	[1]	$ 33
Liabilities	[1]	(13)
Derivative Assets (Liabilities), at Fair Value, Net	[1]	$ 20
Successor | Electricity options [Member] | Option Pricing Model Valuation Technique [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Gas to power correlation	[1],[3],[5]	95.00%
Fair Value Inputs, Power volatility	[1],[3],[5]	180.00%
Successor | Electricity options [Member] | Option Pricing Model Valuation Technique [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Gas to power correlation	[1],[3],[5]	30.00%
Fair Value Inputs, Power volatility	[1],[3],[5]	5.00%
Successor | Electricity congestion revenue rights [Member] | Market Approach [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	[1],[6]	$ 35	$ 42
Liabilities	[1],[6]	(4)	(6)
Derivative Assets (Liabilities), at Fair Value, Net	[1],[6]	$ 31	$ 36
Successor | Electricity congestion revenue rights [Member] | Market Approach [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Illiquid price differences between settlement points | $ / MWh	[1],[3],[6],[7]	15	10
Successor | Electricity congestion revenue rights [Member] | Market Approach [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Illiquid price differences between settlement points | $ / MWh	[1],[3],[6],[7]	0	0
Successor | Other [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets	[1],[8]	$ 13	$ 24
Liabilities	[1],[8]	0	(9)
Derivative Assets (Liabilities), at Fair Value, Net	[1],[8]	$ 13	$ 15
Predecessor | Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets				$ 49
Liabilities				(12)
Derivative Assets (Liabilities), at Fair Value, Net				$ 37
Predecessor | Electricity purchases and sales [Member] | Valuation Model [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Hourly price curve shape (in usd per MWh) | $ / MWh				35
Fair Value Inputs Illiquid Delivery Periods For ERCOT Hub Power Prices And Heat Rates | $ / MWh				45
Predecessor | Electricity purchases and sales [Member] | Valuation Model [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Hourly price curve shape (in usd per MWh) | $ / MWh				15
Fair Value Inputs Illiquid Delivery Periods For ERCOT Hub Power Prices And Heat Rates | $ / MWh				15
Predecessor | Electricity purchases and sales [Member] | Valuation Model [Member] | Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets				$ 1
Liabilities				$ (1)
Predecessor | Electricity congestion revenue rights [Member] | Market Approach [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Illiquid price differences between settlement points | $ / MWh				10
Predecessor | Electricity congestion revenue rights [Member] | Market Approach [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Illiquid price differences between settlement points | $ / MWh				0
Predecessor | Electricity congestion revenue rights [Member] | Market Approach [Member] | Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets				$ 39
Liabilities				(4)
Derivative Assets (Liabilities), at Fair Value, Net				35
Predecessor | Other [Member] | Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets				9
Liabilities				(7)
Derivative Assets (Liabilities), at Fair Value, Net				$ 2

[1]	Electricity purchase and sales contracts include power and heat rate positions in ERCOT regions. Electricity congestion revenue rights contracts consist of forward purchase contracts (swaps and options) used to hedge electricity price differences between settlement points within ERCOT. Electricity options consist of physical electricity options and spread options.
[2]	Based on the historical range of forward average hourly ERCOT North Hub prices.
[3]	The range of the inputs may be influenced by factors such as time of day, delivery period, season and location.
[4]	Based on historical forward ERCOT power price and heat rate variability.
[5]	Based on historical forward correlation and volatility within ERCOT.
[6]	While we use the market approach, there is insufficient market data to consider the valuation liquid.
[7]	Based on the historical price differences between settlement points within ERCOT hubs and load zones.
[8]	Other includes contracts for natural gas, coal and coal options. December 31, 2016 also includes an immaterial amount of electricity options.